Income Tax Rate Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 578	$ 563	$ 1,385	$ 653	$ 1,076	$ (1,235)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%	34.00%	34.00%	(34.00%)
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(1,165)	(566)	(2,096)	(658)	(1,119)	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(68.60%)	(34.20%)	(51.40%)	(34.20%)	(35.30%)	0.00%
Income Tax Reconciliation, Nondeductible Expense	9	5	159	10	48	5
Effective Income Tax Rate Reconciliation, Nondeductible Expense	0.50%	0.30%	3.90%	0.50%	1.50%	0.10%
Income Tax Reconciliation, Qualifying Transaction					0	75
Effective Income Tax Rate Reconciliation, Qualifying Transaction					0.00%	2.10%
Income Tax Reconciliation, Other Adjustments	578	(2)	624	(5)	(5)	(8)
Effective Income Tax Rate Reconciliation, Deductions, Other	34.10%	(0.10%)	15.30%	(0.30%)	(0.20%)	(0.20%)
Income tax expense/(benefit)	$ 0	$ 0	$ 72	$ 0	$ 0	$ (1,163)
Effective Income Tax Rate, Continuing Operations	0.00%	0.00%	1.80%	0.00%	0.00%	(32.00%)